S000000285 [Member] Annual Fund Operating Expenses - Nuveen Intermediate Duration Municipal Bond Fund	Mar. 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.63%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.43%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.43%